Equity (Details) - Schedule of share capital - Common Shares [Member] ₪ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ILS (₪) shares
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	1,000,000	1,000,000	1,000,000	1,000,000
Number of shares, Issued and paid	477,003	477,003	316,443	316,443
Amount, Authorized (in New Shekels) | ₪				₪ 1,000,000
Amount, Issued and paid (in Dollars) | $			$ 93,021